EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
EARNINGS PER SHARE
Schedule of basic and diluted earnings per share

(In thousands, except per share amounts)	2014	2013	2012
Income from continuing operations	$15,388	$29,964	$4,965
Less: net income attributable to noncontrolling interest	321	330	531

Income attributable to common shareholders before allocation of earnings to participating securities	15,067	29,634	4,434
Less: earnings allocated to participating securities	546	466	351

Income from continuing operations attributable to common shareholders	14,521	29,168	4,083
Net income from discontinued operations	—	1,177	1,206

Net income attributable to common shareholders	$14,521	$30,345	$5,289

Weighted-average number of common shares outstanding	41,998	39,764	34,652

Basic and diluted earnings per common share:
Income from continuing operations	$0.35	$0.73	$0.12
Income from discontinued operations, net of tax	—	0.03	0.03

Net income per common share attributable to common shareholders	$0.35	$0.76	$0.15